Related Party Transactions (Details Narrative)		3 Months Ended				6 Months Ended		9 Months Ended			12 Months Ended					34 Months Ended
	Apr. 03, 2022 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 NZD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 NZD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Payments to Acquire Intangible Assets										$ 34,647			$ 34,648		$ 730,234
Charges incurred					$ 13,531			35,930		269,013
Payment for services		1,292,743			6,282,445			7,414,814		19,248,877			24,164,661		7,861,317
Related Party [Member]
Related Party Transaction [Line Items]
Charges incurred		0			22,073			72,107		52,791
Related party charges		4,255			1,857			10,776		22,139
Equipment [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment for services					4,478					16,589
Cryptocurrency Mining [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment for services					2,631					19,214
Employment Agreement [Member]
Related Party Transaction [Line Items]
Monthly employee payroll											$ 500
Payments to Employees													21,920	£ 18,000
Monthly payments	$ 500
Consultancy Agreement [Member]
Related Party Transaction [Line Items]
Monthly payments			$ 23,524	$ 36,995
Consultant Agreements [Member]
Related Party Transaction [Line Items]
Monthly employee payroll								22,225	£ 18,000
Contact Advisory Services Ltd. [Member]
Related Party Transaction [Line Items]
Amounts payable to related parties		11,549			0			11,549		0	11,549					$ 11,549
Tilt, LLC. [Member]
Related Party Transaction [Line Items]
Proceeds from net sales					22,977					222,599			222,559
Payment for services													16,589
Payments to Acquire Intangible Assets													20,128
Tilt, LLC. [Member] | Equipment [Member]
Related Party Transaction [Line Items]
Lease payment					11,200					33,600			33,600
Tilt, LLC. [Member] | Computer Equipment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Machinery and Equipment													140,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party													$ 26,148		96,020
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, rate						5.00%							5.00%	5.00%
Monthly employee payroll						$ 63,010	$ 9,480	47,754					$ 3,359
Repayments of Related Party Debt															$ 4,800
Stock Issued During Period, Shares, New Issues | shares	2,000
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts payable to related parties		0			0			0		0	0					0
Charges incurred		0			1,200			1,200		3,600
Chief Financial Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts payable to related parties		0			0			0		0	0					0
Chief Financial Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Monthly employee payroll																500
Payments to Employees													500
Legal fees								60,000					$ 60,000
Former Chief Operating Officer [Member] | Consultancy Agreement [Member]
Related Party Transaction [Line Items]
Monthly employee payroll											23,169	$ 36,995
Former Chief Financial Officer [Member] | Consultancy Agreement [Member]
Related Party Transaction [Line Items]
Monthly employee payroll											23,169	$ 36,995
Chief Operating Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts payable to related parties		$ 0			$ 0			$ 0		$ 0	$ 0					$ 0